Stockholder's Equity - Outstanding Stock Rollforward (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Outstanding Stock [Roll Forward]
Common stock, shares outstanding, beginning balance (in shares)	20,510,001	14,997,217
Common stock issued (in shares)		7,800,716
Stock Distribution Reinvestments (in shares)		215,561
Independent directors' restricted stock vested (in shares)		5,749
Management fees (in shares)		78,022
Stock Redemption (in shares)		(2,587,264)
Common stock, shares outstanding, ending balance (in shares)	21,237,215	20,510,001
Class S common stock
Outstanding Stock [Roll Forward]
Common stock, shares outstanding, beginning balance (in shares)	13,032,650	5,851,600
Common stock issued (in shares)		7,040,896
Stock Distribution Reinvestments (in shares)		205,798
Independent directors' restricted stock vested (in shares)		0
Management fees (in shares)		0
Stock Redemption (in shares)		(65,644)
Common stock, shares outstanding, ending balance (in shares)		13,032,650
Class I common stock
Outstanding Stock [Roll Forward]
Common stock, shares outstanding, beginning balance (in shares)	7,477,351	9,145,617
Common stock issued (in shares)		759,820
Stock Distribution Reinvestments (in shares)		9,763
Independent directors' restricted stock vested (in shares)		5,749
Management fees (in shares)		78,022
Stock Redemption (in shares)		(2,521,620)
Common stock, shares outstanding, ending balance (in shares)		7,477,351
Class T common stock
Outstanding Stock [Roll Forward]
Common stock, shares outstanding, beginning balance (in shares)	0	0
Common stock issued (in shares)		0
Stock Distribution Reinvestments (in shares)		0
Independent directors' restricted stock vested (in shares)		0
Management fees (in shares)		0
Stock Redemption (in shares)		0
Common stock, shares outstanding, ending balance (in shares)		0
Class D common stock
Outstanding Stock [Roll Forward]
Common stock, shares outstanding, beginning balance (in shares)	0	0
Common stock issued (in shares)		0
Stock Distribution Reinvestments (in shares)		0
Independent directors' restricted stock vested (in shares)		0
Management fees (in shares)		0
Stock Redemption (in shares)		0
Common stock, shares outstanding, ending balance (in shares)		0
Restricted Stock [Member]
Outstanding Stock [Roll Forward]
Share-based Payment Arrangement, Noncash Expense		$ 127,500
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period		1 year